Basis of Presentation and General Information - Newbuildings (Table) (Details)	12 Months Ended
Dec. 31, 2015
HN NE 198 (tbn Star Poseidon)
Vessel
DWT	209,000
Expected Delivery Date	February 2016
HN 1372 (tbn Star Libra)
Vessel
DWT	208,000
Expected Delivery Date	April 2016
HN 1359 (tbn Star Marisa)
Vessel
DWT	208,000
Expected Delivery Date	March 2016
HN 1342 (tbn Star Gemini)
Vessel
DWT	208,000
Expected Delivery Date	July 2017
HN 1360 (tbn Star Ariadne)
Vessel
DWT	208,000
Expected Delivery Date	February 2017
HN 1371 (tbn Star Virgo)
Vessel
DWT	208,000
Expected Delivery Date	January 2017
HN 1343 (tbn Star Leo)
Vessel
DWT	208,000
Expected Delivery Date	January 2018
HN 1361 (tbn Star Magnanimus)
Vessel
DWT	208,000
Expected Delivery Date	January 2018
HN 5055 (tbn Behemoth)
Vessel
DWT	182,000
Expected Delivery Date	January 2016
HN 5056 (tbn Megalodon)
Vessel
DWT	182,000
Expected Delivery Date	January 2016
HN 1312 (tbn Bruno Marks)
Vessel
DWT	180,000
Expected Delivery Date	January 2016
HN 1313 (tbn Jenmark)
Vessel
DWT	180,000
Expected Delivery Date	March 2016
HN 1338 (tbn Star Aries)
Vessel
DWT	180,000
Expected Delivery Date	February 2016
HN 1339 (tbn Star Taurus)
Vessel
DWT	180,000
Expected Delivery Date	April 2016
HN 1080 (tbn Kennadi)
Vessel
DWT	64,000
Expected Delivery Date	January 2016
HN 1081 (tbn Mackenzie)
Vessel
DWT	64,000
Expected Delivery Date	March 2016
HN 1082 (tbn Night Owl)
Vessel
DWT	64,000
Expected Delivery Date	March 2016
HN 1083 (tbn Early Bird)
Vessel
DWT	64,000
Expected Delivery Date	April 2016
HN NE 197 (Star Lutas)
Vessel
DWT	61,000
Expected Delivery Date	January 2016